Vessels, net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels, net

NOTE 5: VESSELS, NET

Vessels	Cost		Accumulated Depreciation	Net Book Value
Balance at December 31, 2019	$$1,704,702	$	$ (356,451)	$$1,348,251
Additions/ (Depreciation)	4,756		(66,629)	(61,873)
Balance at December 31, 2020	$1,709,458		$(423,080)	$1,286,378
Additions/ (Depreciation)	3,102		(32,682)	(29,580)
Disposals	(72,106)		17,193	(54,913)
Balance at June 30, 2021	$1,640,454		$(438,569)	$1,201,885

Additions of vessels

As of June 30, 2021, certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation, amounted to $3,102 (June 30, 2020: $3,654) (see Note 12 — Transactions with related parties).

Disposals of vessels

On March 1, 2021, Navios Acquisition sold the Nave Celeste, a 2003-built VLCC vessel of 298,717 dwt to an unaffiliated third party for a net sale price of $23,523. The loss on sale of the vessel amounted to $1,703, which is included in “Gain on sale of vessels and Impairment loss”.

On June 14, 2021, Navios Acquisition sold the Nave Neutrino, a 2003-built VLCC vessel of 298,287 dwt to an unaffiliated third party for a net sale price of $24,500. The loss on sale of the vessel amounted to $6,172, which is included in “Gain on sale of vessels and Impairment loss”.